KOBRICK CAPITAL FUND
                          KOBRICK EMERGING GROWTH FUND
                              KOBRICK GROWTH FUND

                     Supplement dated June 20, 2000 to the
    Kobrick Funds Class A, B and C Shares Prospectus dated November 1, 1999 as revised February 1, 2000

         The following pages replace pages 2, 4 and 6, respectively, of the prospectus. The pages remain unchanged except for additional text which has been bolded.

                                                                      SP106-0600

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK CAPITAL FUND

ADVISER:         Kobrick Funds LLC (the "Adviser")
MANAGER:         Frederick R. Kobrick
CATEGORY:        All-Cap Equity

                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW          X     |     X    |


TICKER SYMBOL:   CLASS A   CLASS B   CLASS C
                 --------------------------
                  KFCFX     KCFBX    pending


INVESTMENT GOAL

The Capital Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.


INVESTMENT  STRATEGIES

Under normal market conditions, the Capital Fund will invest substantially all of its assets in equity securities of companies with small, medium and large capitalizations, including those that the Adviser believes are undervalued special situations and emerging growth companies. This approach provides the Adviser with flexibility to emphasize in the Fund companies with different capitalizations as market conditions change. The Adviser considers emerging growth companies to be those companies that are less mature and have the potential to grow substantially faster than the economy. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, the Adviser generally seeks companies in a wide range of industries and considers a variety of factors, including any one or more of the following:

*      the strength of a company's management team
*      relative financial condition
*      entrepreneurial character
*      expected growth in earnings
*      competitive position and business strategy
*      new or innovative products, services or processes

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Capital Fund's assets will be invested in equity securities, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government). THE FUND MAY INVEST MORE THAN 35% OF ITS TOTAL ASSETS IN CASH OR CERTAIN SHORT-TERM SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES. THE FUND WILL ONLY TAKE SUCH DEFENSIVE ACTION, WHICH IS INCONSISTENT WITH ITS INVESTMENT GOAL, WHEN, IN THE OPINION OF THE ADVISER, SUCH A POSITION IS MORE LIKELY TO PROVIDE PROTECTION AGAINST ADVERSE MARKET CONDITIONS THAN ADHERENCE TO THE FUND'S OTHER INVESTMENT POLICIES. Because the Fund's investment goal provides flexibility to emphasize companies having different capitalizations as market conditions change, the Fund may engage in frequent trading of securities. This may produce higher transaction costs and a higher level of capital gains, which may lower your return. SINCE THE BEGINNING OF THE FUND'S FISCAL YEAR ON OCTOBER 1, 1999, MORE FREQUENT TRADING OF SECURITIES OCCURRED DUE TO SIGNIFICANT MARKET VOLATILITY AND OTHER FACTORS WHICH PRODUCED A HIGHER-THAN-NORMAL PORTFOLIO TURNOVER RATE FOR THE FUND.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Because the Capital Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK EMERGING GROWTH FUND

ADVISER:         Kobrick Funds LLC (the "Adviser")
MANAGER:         Frederick R. Kobrick
CATEGORY:        Small-Cap Equity
                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW          X     |     X    |


TICKER SYMBOL:   CLASS A   CLASS B   CLASS C
                 ---------------------------
                  KFGRX    pending   pending

INVESTMENT GOAL

The Emerging Growth Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

INVESTMENT STRATEGIES

Under  normal  market   conditions,   the  Emerging   Growth  Fund  will  invest
substantially all of its assets in equity securities of emerging growth companies in any industry, with emphasis on companies with small capitalizations. The Adviser considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. The small capitalization companies in which the Fund invests are generally comparable to the size of companies included in the Russell 2000 Index, which is a commonly used index of small stock performance. The median market capitalization in this index as of September 30, 1999 was approximately $421 million and the largest market capitalization in this index as of such date was approximately $3 billion. Levels of capitalization and the companies constituting the Russell 2000 Index could vary over time because of market conditions and other factors relating to small capitalization companies generally and investments in such companies. While a company's market capitalization may be small at the time the Fund first invests in the company, the Fund may continue to hold and acquire shares of the company after its market capitalization increases. Small and emerging growth companies that are identified as good candidates for the Fund can be found in a variety of industries. In selecting investments for the Fund, the Adviser may consider a variety of factors, including any one or more of the following:

*      the strength of a company's management team
*      relative financial condition
*      competitive position and business strategy
*      new or innovative products, services or processes
*      expected growth in earnings
*      cash flow
*      overall potential as an enterprise

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Emerging Growth Fund's assets will be invested in equity securities of emerging growth companies, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in securities issued by larger, more mature companies and undervalued special situation companies. THE FUND MAY INVEST MORE THAN 35% OF ITS TOTAL ASSETS IN CASH OR CERTAIN SHORT-TERM SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES. THE FUND WILL ONLY TAKE SUCH DEFENSIVE ACTION, WHICH IS INCONSISTENT WITH ITS INVESTMENT GOAL, WHEN, IN THE OPINION OF THE ADVISER, SUCH A POSITION IS MORE LIKELY TO PROVIDE PROTECTION AGAINST ADVERSE MARKET CONDITIONS THAN ADHERENCE TO THE FUND'S OTHER INVESTMENT POLICIES. The Fund may engage in frequent trading of securities, which may produce higher transaction costs and a higher level of capital gains. This may lower your return. SINCE THE BEGINNING OF THE FUND'S FISCAL YEAR ON OCTOBER 1, 1999, MORE FREQUENT TRADING OF SECURITIES OCCURRED DUE TO SIGNIFICANT MARKET VOLATILITY AND OTHER FACTORS WHICH PRODUCED A HIGHER-THAN-NORMAL PORTFOLIO TURNOVER RATE FOR THE FUND.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Because the Emerging Growth Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK GROWTH FUND

ADVISER:         Kobrick Funds LLC (the "Adviser")
MANAGER:         Michael E. Nance
CATEGORY:        Large-Cap Equity
                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.         X     |          |
                                              --------------------------------
                                      LOW                |     X    |


TICKER SYMBOL:   CLASS A   CLASS B   CLASS C
                 ---------------------------
                  KFEGX    pending   pending

INVESTMENT GOAL

The Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that the Adviser believes have better than average long-term growth potential.

INVESTMENT  STRATEGIES

Under normal market conditions, the Growth Fund will be primarily invested in equity securities of large capitalization companies that the Adviser expects will have better than average long-term growth potential. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. The Fund invests in a diversified portfolio of securities of larger, more established companies in a broad range of industries. The Adviser seeks to invest in companies which offer the greatest potential for profitable expansion and sustained growth and considers a variety of factors, including any one or more of the following:

*      management that can execute business plans
*      expected growth in earnings
*      a sound business strategy
*      compelling valuations

A  company's   valuations   are  based  on  a  variety  of  measures   including
price/earnings to growth rates, price to book value and price to sales. Potential income is not a major factor in the selection of investments.

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Growth Fund's assets will be invested in equity securities of companies with large capitalizations, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in smaller capitalization and emerging growth companies. THE FUND MAY INVEST MORE THAN 35% OF ITS TOTAL ASSETS IN CASH OR CERTAIN SHORT-TERM SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES. THE FUND WILL ONLY TAKE SUCH DEFENSIVE ACTION, WHICH IS INCONSISTENT WITH ITS INVESTMENT GOAL, WHEN, IN THE OPINION OF THE
ADVISER, SUCH A POSITION IS MORE LIKELY TO PROVIDE PROTECTION AGAINST ADVERSE MARKET CONDITIONS THAN ADHERENCE TO THE FUND'S OTHER INVESTMENT POLICIES. The Fund may engage in frequent trading of securities, which may produce higher transaction costs and a higher level of capital gains. This may lower your return. SINCE THE BEGINNING OF THE FUND'S FISCAL YEAR ON OCTOBER 1, 1999, MORE FREQUENT TRADING OF SECURITIES OCCURRED DUE TO SIGNIFICANT MARKET VOLATILITY AND OTHER FACTORS WHICH PRODUCED A HIGHER-THAN-NORMAL PORTFOLIO TURNOVER RATE FOR THE FUND.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT  RISKS

EQUITY  SECURITIES:   Because  the  Growth  Fund  invests  primarily  in  equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to sudden, unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Because of these and other risks, the Fund may underperform certain other stock funds during periods when large company growth stocks are generally out of favor.

                              KOBRICK CAPITAL FUND
                          KOBRICK EMERGING GROWTH FUND
                              KOBRICK GROWTH FUND

                     Supplement dated June 20, 2000 to the
      Kobrick Funds Class A and Y Shares Prospectus dated November 1, 1999 as revised February 1, 2000

     The following pages replace pages 2, 4 and 6, respectively, of the prospectus. The pages remain unchanged except for the text which has been bolded.

                                                                      SP107-0600

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK CAPITAL FUND

ADVISER:         Kobrick Funds LLC (the "Adviser")
MANAGER:         Frederick R. Kobrick

                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW          X     |     X    |

TICKER SYMBOL:   CLASS A   CLASS Y
                 ----------------
                  KFCFX     KCFYX

INVESTMENT GOAL

The Capital Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

INVESTMENT  STRATEGIES

Under normal market conditions, the Capital Fund will invest substantially all of its assets in equity securities of companies with small, medium and large capitalizations, including those that the Adviser believes are undervalued special situations and emerging growth companies. This approach provides the Adviser with flexibility to emphasize in the Fund companies with different capitalizations as market conditions change. The Adviser considers emerging growth companies to be those companies that are less mature and have the potential to grow substantially faster than the economy. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, the Adviser generally seeks companies in a wide range of industries and considers a variety of factors, including any one or more of the following:

*      the strength of a company's management team
*      relative financial condition
*      entrepreneurial character
*      expected growth in earnings
*      competitive position and business strategy
*      new or innovative products, services or processes

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that HAS the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Capital Fund's assets will be invested in equity securities, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government). THE FUND MAY INVEST MORE THAN 35% OF ITS TOTAL ASSETS IN CASH OR CERTAIN SHORT-TERM SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES. THE FUND WILL ONLY TAKE SUCH DEFENSIVE ACTION, WHICH IS INCONSISTENT WITH ITS INVESTMENT GOAL, WHEN, IN THE OPINION OF THE ADVISER, SUCH A POSITION IS MORE LIKELY TO PROVIDE PROTECTION AGAINST ADVERSE MARKET CONDITIONS THAN ADHERENCE TO THE FUND'S OTHER INVESTMENT POLICIES. Because the Fund's investment goal provides flexibility to emphasize companies having different capitalizations as market conditions change, the Fund may engage in frequent trading of securities. This may produce higher transaction costs and a higher level of capital gains, which may lower your return. SINCE THE BEGINNING OF THE FUND'S FISCAL YEAR ON OCTOBER 1, 1999, MORE FREQUENT TRADING OF SECURITIES OCCURRED DUE TO SIGNIFICANT MARKET VOLATILITY AND OTHER FACTORS WHICH PRODUCED A HIGHER-THAN-NORMAL PORTFOLIO TURNOVER RATE FOR THE FUND.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Because the Capital Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK EMERGING GROWTH FUND

ADVISER:         Kobrick Funds LLC (the "Adviser")
MANAGER:         Frederick R. Kobrick

                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW          X     |     X    |

TICKER SYMBOL:   CLASS A   CLASS Y
                 -----------------
                  KFGRX    pending

INVESTMENT GOAL

The Emerging Growth Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

INVESTMENT STRATEGIES

Under  normal  market   conditions,   the  Emerging   Growth  Fund  will  invest
substantially all of its assets in equity securities of emerging growth companies in any industry, with emphasis on companies with small capitalizations. The Adviser considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. The small capitalization companies in which the Fund invests are generally comparable to the size of companies included in the Russell 2000 Index, which is a commonly used index of small stock performance. The median market capitalization in this index as of September 30, 1999 was approximately $421 million and the largest market capitalization in this index as of such date was approximately $3 billion. Levels of capitalization and the companies constituting the Russell 2000 Index could vary over time because of market conditions and other factors relating to small capitalization companies generally and investments in such companies. While a company's market capitalization may be small at the time the Fund first invests in the company, the Fund may continue to hold and acquire shares of the company after its market capitalization increases. Small and emerging growth companies that are identified as good candidates for the Fund can be found in a variety of industries. In selecting investments for the Fund, the Adviser may consider a variety of factors, including any one or more of the following:

*      the strength of a company's management team
*      relative financial condition
*      competitive position and business strategy
*      new or innovative products, services or processes
*      expected growth in earnings
*      cash flow
*      overall potential as an enterprise

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that HAS the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Emerging Growth Fund's assets will be invested in equity securities of emerging growth companies, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in securities issued by larger, more mature companies and undervalued special situation companies. THE FUND MAY INVEST MORE THAN 35% OF ITS TOTAL ASSETS IN CASH OR CERTAIN SHORT-TERM SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES. THE FUND WILL ONLY TAKE SUCH DEFENSIVE ACTION, WHICH IS INCONSISTENT WITH ITS INVESTMENT GOAL, WHEN, IN THE OPINION OF THE ADVISER, SUCH A POSITION IS MORE LIKELY TO PROVIDE PROTECTION AGAINST ADVERSE MARKET CONDITIONS THAN ADHERENCE TO THE FUND'S OTHER INVESTMENT POLICIES. The Fund may engage in frequent trading of securities, which may produce higher transaction costs and a higher level of capital gains. This may lower your return. SINCE THE BEGINNING OF THE FUND'S FISCAL YEAR ON OCTOBER 1, 1999, MORE FREQUENT TRADING OF SECURITIES OCCURRED DUE TO SIGNIFICANT MARKET VOLATILITY AND OTHER FACTORS WHICH PRODUCED A HIGHER-THAN-NORMAL PORTFOLIO TURNOVER RATE FOR THE FUND.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Because the Emerging Growth Fund invests primarily in equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as the Adviser anticipated. Because the Fund invests in, among other things, undervalued special situations, emerging growth companies and companies with small capitalizations, an investment in the Fund involves greater than average risks. Accordingly, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies.

GOALS, STRATEGIES & RISKS
-------------------------
KOBRICK GROWTH FUND

ADVISER:         Kobrick Funds LLC (the "Adviser")
MANAGER:         Michael E. Nance

                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH               |          |    X
                                              --------------------------------
                                      MOD.         X     |          |
                                              --------------------------------
                                      LOW                |     X    |

TICKER SYMBOL:   CLASS A   CLASS Y
                 -----------------
                  KFEGX    pending

INVESTMENT GOAL

The Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that the Adviser believes have better than average long-term growth potential.

INVESTMENT STRATEGIES

Under normal market conditions, the Growth Fund will be primarily invested in equity securities of large capitalization companies that the Adviser expects will have better than average long-term growth potential. The Adviser's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. The Fund invests in a diversified portfolio of securities of larger, more established companies in a broad range of industries. The Adviser seeks to invest in companies which offer the greatest potential for profitable expansion and sustained growth and considers a variety of factors, including any one or more of the following:

*      management that can execute business plans
*      expected growth in earnings
*      a sound business strategy
*      compelling valuations

A  company's   valuations   are  based  on  a  variety  of  measures   including
price/earnings to growth rates, price to book value and price to sales. Potential income is not a major factor in the selection of investments.

In making investment decisions, the Adviser employs the following four-part investment approach:

o Screening: The Adviser analyzes thousands of companies in order to find a select group that HAS the potential to meet its buy disciplines described below.

o Portfolio Construction: The Adviser applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. The Adviser considers potential risks in selecting securities to construct a diversified portfolio that limits volatility.

o Portfolio Supervision: The Adviser closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o Portfolio Realignment: The Adviser will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

Although it is anticipated that most of the Growth Fund's assets will be invested in equity securities of companies with large capitalizations, the Fund may invest at any time up to 35% of its total assets in other types of securities (including corporate bonds and securities of the U.S. government) and in smaller capitalization and emerging growth companies. THE FUND MAY INVEST MORE THAN 35% OF ITS TOTAL ASSETS IN CASH OR CERTAIN SHORT-TERM SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES. THE FUND WILL ONLY TAKE SUCH DEFENSIVE ACTION, WHICH IS INCONSISTENT WITH ITS INVESTMENT GOAL, WHEN, IN THE OPINION OF THE
ADVISER, SUCH A POSITION IS MORE LIKELY TO PROVIDE PROTECTION AGAINST ADVERSE MARKET CONDITIONS THAN ADHERENCE TO THE FUND'S OTHER INVESTMENT POLICIES. The Fund may engage in frequent trading of securities, which may produce higher transaction costs and a higher level of capital gains. This may lower your return. SINCE THE BEGINNING OF THE FUND'S FISCAL YEAR ON OCTOBER 1, 1999, MORE FREQUENT TRADING OF SECURITIES OCCURRED DUE TO SIGNIFICANT MARKET VOLATILITY AND OTHER FACTORS WHICH PRODUCED A HIGHER-THAN-NORMAL PORTFOLIO TURNOVER RATE FOR THE FUND.

A  "snapshot"  of the Fund's  investments  may be found in the current
annual  or  semiannual   report  (see  back  cover).

INVESTMENT  RISKS

EQUITY  SECURITIES:   Because  the  Growth  Fund  invests  primarily  in  equity securities, its major risks are those commonly associated with investing in stocks. This means that you may lose money on your investment due to sudden, unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Because of these and other risks, the Fund may underperform certain other stock funds during periods when large company growth stocks are generally out of favor.

6